Leases - Summary Of Contractual Maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Sales-Type and Direct Financing Leases, Lease Receivable, Payments to be Received, Fiscal Year Maturity [Abstract]
2023	$ 83
2024	63
2025	44
2026	29
2027	16
Thereafter	13
Total	$ 248	$ 243